Events after reporting period (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		$ 151	$ 1,242
Classification of assets as held for sale [member] | Egypt
Disclosure of non-adjusting events after reporting period [line items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners		$ 1,400
Formation of joint venture [Member] | Joint ventures | Egypt
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in joint venture	51.00%